S000008909 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Select
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	1.50%	1.11%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	3.06%	1.47%	1.07%